Fair value of financial instruments - Disclosure of significant unobservable inputs (Details) - Level 3	Dec. 31, 2024	Dec. 31, 2023
Bottom of range | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0029
Top of range | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1972	0.1672
Loans | Bottom of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0035	0.0040
Loans | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0194	0.0186
Loans | Bottom of range | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0.07
Loans | Bottom of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0230	0.0230
Loans | Bottom of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Loans | Top of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0908	0.0802
Loans | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1011	0.0870
Loans | Top of range | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.18	0.18
Loans | Top of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0345	0.0345
Loans | Top of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	240	287
Asset backed securities | Bottom of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0137)
Asset backed securities | Bottom of range | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.15
Asset backed securities | Bottom of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Asset backed securities | Top of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0025)
Asset backed securities | Top of range | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.32
Asset backed securities | Top of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	125	5,000
Private equity investments | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0210	0.0380
Private equity investments | Bottom of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.08
Private equity investments | Bottom of range | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	2	15
Private equity investments | Bottom of range | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	3	3
Private equity investments | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0430	0.0630
Private equity investments | Top of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Private equity investments | Top of range | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	7	17
Private equity investments | Top of range | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	17	25
Corporate debt | Bottom of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Corporate debt | Top of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	2,322	352
Government debt | Bottom of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	1
Government debt | Top of range | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	123	127
Issued debt | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0050	0.0060
Issued debt | Bottom of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0019	0.0011
Issued debt | Bottom of range | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.04
Issued debt | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0198	0.0192
Issued debt | Top of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0211	0.0391
Issued debt | Top of range | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.11	0.91
Reverse repurchase and repurchase agreements | Bottom of range | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0385
Reverse repurchase and repurchase agreements | Top of range | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0186	0.0468
Interest rate derivatives | Bottom of range | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.04
Interest rate derivatives | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0015
Interest rate derivatives | Bottom of range | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.01
Interest rate derivatives | Bottom of range | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		(0.01)
Interest rate derivatives | Bottom of range | Option model | Inflation volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.0066
Interest rate derivatives | Bottom of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.19	0.0026
Interest rate derivatives | Bottom of range | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.36)	(0.20)
Interest rate derivatives | Bottom of range | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.33	(0.20)
Interest rate derivatives | Bottom of range | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Interest rate derivatives | Bottom of range | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Interest rate derivatives | Top of range | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.07
Interest rate derivatives | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1972	0.1672
Interest rate derivatives | Top of range | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.12	0.07
Interest rate derivatives | Top of range | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.02
Interest rate derivatives | Top of range | Option model | Inflation volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.0257
Interest rate derivatives | Top of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.75	0.0515
Interest rate derivatives | Top of range | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.30	0.78
Interest rate derivatives | Top of range | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.98	0.98
Interest rate derivatives | Top of range | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Interest rate derivatives | Top of range | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Equity derivatives | Bottom of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0215)	(0.0238)
Equity derivatives | Bottom of range | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.05
Equity derivatives | Bottom of range | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.40	0.40
Equity derivatives | Top of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0351	0.0110
Equity derivatives | Top of range | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.33	1.38
Equity derivatives | Top of range | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1